Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO 1 ($)(1)	Compensation Actually Paid to PEO 1 ($)(1)(2)(3)	Summary Compensation Table Total for PEO 2 ($)(1)	Compensation Actually paid to PEO 2 ($)(1)(2)(3)	Summary Compensation Table for PEO 3 ($)(1)	Compensation Actually Paid to PEO 3 ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)
Year

2025	—	—	—	—	8,442,953	7,330,363	1,997,484	1,688,243
2024	369,231	(4,133,579)	3,902,171	1,704,625	4,816,729	3,646,263	1,909,692	985,959
2023	6,780,126	3,238,710	—	—	—	—	1,532,046	909,952
2022	5,635,061	(1,661,259)	—	—	—	—	1,252,937	327,652
2021	7,239,979	14,304,977	—	—	—	—	1,790,153	2,875,770

	Value of Initial Fixed $100 Investment Based On: (4)

Year	TSR ($)	Peer Group TSR ($)	Net Income ($MM)	Adjusted EBITDA ($MM)(5)

2025	51.02	94.71	32.1	201.1
2024	49.08	103.11	84.2	227.3
2023	91.47	104.49	82.8	239.4
2022	98.50	99.95	69.3	227.9
2021	152.99	112.67	125.0	246.7

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)For 2025, our PEO was Todd Penegor (PEO 3). For 2024, our PEOs consisted of Robert M. Lynch (PEO 1), Ravi Thanawala, who served as interim CEO for a portion of 2024 (PEO 2), and Todd A. Penegor (PEO 3). Robert M. Lynch was our PEO for each earlier year presented. The Non-PEO NEOs for whom the average compensation is presented in this table are: for 2025, Ravi Thanawala, Joseph Sieve, Caroline Miller Oyler and Kevin Vasconi; for 2024, Joseph Sieve and Caroline Miller Oyler; for 2023, Ravi Thanawala, Amanda M. Clark, Caroline Miller Oyler, Christopher K. Collins and Ann B. Gugino; for 2022, Ann B. Gugino, C. Max Wetzel, Caroline Miller Oyler, and Amanda M. Clark; and for 2021, Ann B. Gugino, C. Max Wetzel, Marvin Boakye, Caroline Miller Oyler, and James A. Norberg.

Peer Group Issuers, Footnote
(4)The Peer Group TSR set forth in this table utilizes the group of U.S. companies listed on Nasdaq with standard industry classification codes of: Eating and Drinking (SIC 5800-5899) (the “Peer Group TSR”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 28, 2025. The comparison assumes $100 was invested for the period starting December 27, 2020, through the end of the listed year, in the Company and the Peer Group TSR, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions for Mr. Penegor (PEO 3) and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year row are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	PEO 3: Penegor	Non-PEO NEOs*
Prior FYE	12/29/2024	12/29/2024
Current FYE	12/28/2025	12/28/2025
Fiscal Year	2025	2025

SCT Total	8,442,953	1,997,484
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(5,300,026)	(963,735)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,900,001	578,168
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	215,467	66,685
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	71,969	110,720
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(101,079)
Compensation Actually Paid	7,330,363	1,688,243
*Amounts in this column reflect the average values for the non-PEO NEOs.
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,997,484	$ 1,909,692	$ 1,532,046	$ 1,252,937	$ 1,790,153
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,688,243	985,959	909,952	327,652	2,875,770
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions for Mr. Penegor (PEO 3) and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year row are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	PEO 3: Penegor	Non-PEO NEOs*
Prior FYE	12/29/2024	12/29/2024
Current FYE	12/28/2025	12/28/2025
Fiscal Year	2025	2025

SCT Total	8,442,953	1,997,484
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(5,300,026)	(963,735)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,900,001	578,168
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	215,467	66,685
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	71,969	110,720
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(101,079)
Compensation Actually Paid	7,330,363	1,688,243
*Amounts in this column reflect the average values for the non-PEO NEOs.
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR for the NASDAQ Stocks – Eating and Drinking Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR for the NASDAQ Stocks – Eating and Drinking Index over the same period.

Tabular List, Table

•Adjusted EBITDA •North America Comparable Sales •International Comparable Sales •Relative Shareholder Return •Cumulative System-wide Sales •Global Gross Openings

Total Shareholder Return Amount	$ 51.02	49.08	91.47	98.50	152.99
Peer Group Total Shareholder Return Amount	94.71	103.11	104.49	99.95	112.67
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 32,100,000	$ 84,200,000	$ 82,800,000	$ 69,300,000	$ 125,000,000.0
Company Selected Measure Amount	201,100,000	227,300,000	239,400,000	227,900,000	246,700,000
PEO Name	Todd Penegor		Robert M. Lynch	Robert M. Lynch	Robert M. Lynch
Additional 402(v) Disclosure	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect the Summary Compensation Table total for each year, with certain adjustments as described in Footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The table reflects Adjusted EBITDA for 2025 and all prior years. While Adjusted Operating Income was used in 2024 and Post-MIP Operating Income for years 2023, 2022, and 2021, as disclosed in previous proxy statements, the Compensation Committee believes that Adjusted EBITDA better links compensation actually paid and company performance this year, as discussed in the Compensation Discussion & Analysis section of this proxy statement. Adjusted EBITDA is a non-GAAP financial measure. See Annex A to this Proxy Statement for a reconciliation of Adjusted EBITDA to our results as reported under GAAP. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	North America Comparable Sales
Measure:: 3
Pay vs Performance Disclosure
Name	International Comparable Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Cumulative System-wide Sales
Measure:: 6
Pay vs Performance Disclosure
Name	Global Gross Openings
Todd A. Penegor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,442,953	$ 4,816,729
PEO Actually Paid Compensation Amount	7,330,363	$ 3,646,263
PEO Name		Todd A. Penegor
Robert M. Lynch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 369,231	$ 6,780,126	$ 5,635,061	$ 7,239,979
PEO Actually Paid Compensation Amount		$ (4,133,579)	$ 3,238,710	$ (1,661,259)	$ 14,304,977
PEO Name		Robert M. Lynch
Ravi Thanawala [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 3,902,171
PEO Actually Paid Compensation Amount		$ 1,704,625
PEO Name		Ravi Thanawala
PEO | Todd A. Penegor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,300,026)
PEO | Todd A. Penegor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,900,001
PEO | Todd A. Penegor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	215,467
PEO | Todd A. Penegor [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Todd A. Penegor [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,969
PEO | Todd A. Penegor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(963,735)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	578,168
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,685
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,720
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (101,079)